TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation Of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2011	2012
Beginning balance	$169,370	$219,469
Increases related to tax positions taken during prior years	19,679	38,209
Increases related to tax positions taken during the current year	30,420	11,361
Decreases related to expiration of statute of limitations	—	(9,493)

Ending balance	$219,469	$259,546

Components of Deferred Tax Assets and Liabilities

As of December 31, 2011 and 2012, the Company’s deferred taxes were in respect of the following:

	December 31,
	2011	2012
Carry forward tax losses	$263,085	$249,270
Deferred revenues	3,862	4,221
Employee stock based compensation	15,105	15,642
Accrued employee costs	5,317	4,825
Reserves and allowances	2,238	2,540
Property and equipment	1,404	1,254
Marketable securities amortization	3,202	4,962
Intangible assets	7,218	5,794
Tax credits	2,213	2,618

Deferred tax assets before valuation allowance	303,644	291,126
Valuation allowance	(260,251)	(246,785)

Deferred tax asset	43,393	44,341

Intangible assets	(8,706)	(7,927)
Unrealized gains on marketable securities, net	(3,876)	(4,428)
Other	(509)	(783)

Deferred tax liability	(13,091)	(13,138)

Deferred tax asset, net	$30,302	$31,203

	December 31,
	2011	2012
Domestic:
Current deferred tax asset, net	$4,240	$4,862
Non-current deferred tax asset, net	14,616	14,403
Current deferred tax liability, net	(2,280)	(2,799)

	16,576	16,466

Foreign:
Current deferred tax asset, net	8,402	9,334
Current deferred tax liability, net	(4,082)	(5,747)
Non-current deferred tax asset, net	10,680	11,150
Non-current deferred tax liability	(1,274)	—

	13,726	14,737

	$30,302	$31,203

Schedule of Income Before Taxes
Income before taxes on income is comprised as follows:

	Year ended December 31,
	2010	2011	2012
Domestic	$540,402	$655,486	$725,651
Foreign	23,991	27,728	61,216

	$564,393	$683,214	$786,867

Components of Income Tax Expense
Taxes on income are comprised of the following:

	Year ended December 31,
	2010	2011	2012
Current	$123,241	$150,800	$168,320
Deferred	(11,674)	(11,552)	(1,453)

	$111,567	$139,248	$166,867

Domestic	$110,318	$134,242	$152,040
Foreign	1,249	5,006	14,827

	$111,567	$139,248	$166,867

	Year ended December 31,
	2010	2011	2012
Domestic taxes:
Current	$112,475	$138,686	$152,453
Deferred	(2,157)	(4,444)	(413)

	110,318	134,242	152,040

Foreign taxes - US:
Federal taxes:
Current	6,608	7,809	10,725
Deferred	(792)	748	(244)

	5,816	8,557	10,481

State taxes:
Current	1,243	1,061	1,995
Deferred	(52)	819	(111)

	1,191	1,880	1,884

Other international locations:
Current	2,915	3,245	3,149
Deferred	(8,673)	(8,676)	(687)

	(5,758)	(5,431)	2,462

Total foreign taxes	1,249	5,006	14,827

Taxes on income	$111,567	$139,248	$166,867

Schedule of Effective Income Tax Reconciliation

A reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate in Israel and the actual income tax as reported in the statements of income is as follows:

	Year ended December 31,
	2010	2011	2012
Income before taxes as reported in the statements of income	$564,393	$683,214	$786,867

Statutory tax rate in Israel	25%	24%	25%
Decrease in taxes resulting from:
Effect of “Approved, Privileged or Preferred Enterprise” status *)	(8%)	(6%)	(7%)
Stock based compensation – nondeductible expense	1%	**)	**)
Others, net	2%	2%	3%

Effective tax rate	20%	20%	21%

*) Basic earnings per share amounts of the benefit resulting from the “Approved, Privileged or Preferred Enterprise” status	$0.20	$0.21	$0.24

Diluted earnings per share amounts of the benefit resulting from the “Approved, Privileged or Preferred Enterprise” status	$0.20	$0.20	$0.23

**) Representan amount less than 1%